Significant Accounting Policies (Details 3)	Jan. 01, 2019 USD ($)
Significant Accounting Policies [Abstract]
Operating lease commitments disclosed at 31 December 2018	$ 7,601,122
Discounted using lessee's incremental borrowing rate as of 1 January 2019	7,271,152
Less: short-term leases recognized on a straight-line basis as expense
Less: low value leases recognized on a straight-line basis as expense
Lease liabilities recognized as at 1 January 2019	$ 7,271,152